EQUITY (Tables)	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
SCHEDULE OF NON - CONTROLLING INTERESTS

	September 30, 2025
	Huayou Huitong	Total
Paid-in capital	$53,405	$53,405
Deficit	(11,473)	(11,473)
Accumulated other comprehensive loss	(17,167)	(17,167)
Total non-controlling interests	$24,765	$24,765

	September 30, 2024
	Huayou Huitong	Sichuan Leishen Hongzhuo	Total
Paid-in capital	$53,405	$1,049,361	$1,102,766
Deficit	(35,622)	(362,586)	(398,208)
Accumulated other comprehensive loss	(17,356)	(18,281)	(35,637)
Total non-controlling interests	$427	$668,494	$668,921